OPERATING LEASE RIGHT-OF-USE ASSETS (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Right of use assets:
Operating lease, right of use	€ 1,895	€ 2,647
Facilities
Right of use assets:
Operating lease, right of use	1,584	2,387
Equipment
Right of use assets:
Operating lease, right of use	237	58
Furniture, fixture, fittings and other
Right of use assets:
Operating lease, right of use	€ 74	€ 202